Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Otter Creek Focus Strategy ETF
Shareholder Report [Line Items]
Fund Name	Otter Creek Focus Strategy ETF
Class Name	Otter Creek Focus Strategy ETF
Trading Symbol	OCFS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Otter Creek Focus Strategy ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://otterfs.com/. You can also request this information by contacting us at (855) 681-5261.
Additional Information Phone Number	(855) 681-5261
Additional Information Website	https://otterfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Otter Creek Focus Strategy ETF	$40	0.85%
[1]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://otterfs.com/ for more recent performance information.
Net Assets	$ 8,882,018
Holdings Count | $ / shares	30
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$8,882,018
Number of Holdings	30
Portfolio Turnover	76%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Parsons Corp.	5.7%
W R Berkley Corp.	4.8%
Quanta Services, Inc.	4.6%
LPL Financial Holdings, Inc.	4.6%
Vertiv Holdings Co.	4.4%
F5, Inc.	4.2%
L3Harris Technologies, Inc.	3.7%
Workday, Inc.	3.7%
Corning, Inc.	3.6%
CenterPoint Energy, Inc.	3.5%

Top Sectors	(% of net assets)
Financials	28.8%
Industrials	26.4%
Technology	22.9%
Utilities	6.6%
Health Care	3.8%
Real Estate	3.1%
Consumer Discretionary	2.9%
Communications	2.7%
Cash & Other	2.8%

Updated Prospectus Web Address	https://otterfs.com/

[1]
*	Annualized